Financial instruments - Credit risk - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Cash and cash equivalents	£ 119	£ 155	£ 334	£ 113
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	91.00%	91.00%
Trade receivables	£ 2,184	£ 2,025
Total past due
Disclosure of detailed information about financial instruments
Trade receivables	428	480	449
Up to one month
Disclosure of detailed information about financial instruments
Trade receivables	217	259	265
Two to three months
Disclosure of detailed information about financial instruments
Trade receivables	130	130	115
Four to six months
Disclosure of detailed information about financial instruments
Trade receivables	57	56	46
Greater than six months
Disclosure of detailed information about financial instruments
Trade receivables	£ 24	£ 35	£ 23